FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2010

Check here if Amendment [ ];  Amendment Number:

This Amendment (Check one only):        [ ]  is a restatement
                                        [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Water Island Capital, LLC
Address:          41 Madison Avenue
                  New York, New York 10010

Form 13F File Number: 28-10693

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Matthew Hemberger
Title:   Chief Compliance Officer
Phone:   (212) 584-2367

Signature, Place, and Date of Signing:

/s/    Matthew Hemberger     New York, New York        5/7/2010
      [Signature]            [City, State]               [Date]

Report Type:   (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                 0

Form 13F Information Table Entry Total:                           86

Form 13F Information Table Value Total:                  $ 1,048,210
                                                         (thousands)


List of Other Included Managers:

                                      NONE

                                                                                                                          VOTING
NAME OF ISSUER            TITLE OF          CUSIP      FAIR       SHARES OR   SH/  PUT/   INVESTMENT   OTHER             AUTHORITY
                          CLASS             NUMBER     MARKET     PRINCIPAL   PRN  CALL   DISCRETION   MANAGERS SOLE   SHARED   NONE
                                                       VALUE      AMOUNT
                                                       (000'S)
--------------            -------           ------    --------    ---------   ---  ----   ----------   -------- ----   ------   ----
ALCON INC                 COM SHS           H01301102     55610     344204 SH         SOLE                     344204
ALCON INC                 COM SHS           H01301102         9        250 SH   PUT   SOLE                     250
ALCON INC                 COM SHS           H01301102       292       2049 SH   PUT   SOLE                     2049
TYCO ELECTRONICS LTD
  SWITZER                 SHS               H8912P106        61       1745 SH   PUT   SOLE                     1745
AERCAP HOLDINGS           SHS               N00985106         6        499 SH         SOLE                     499
AIRGAS INC                COM               009363102     18512     290971 SH         SOLE                     290971
AIRGAS INC                COM               009363102        17        699 SH   PUT   SOLE                     699
AIRGAS INC                COM               009363102        99       1068 SH   PUT   SOLE                     1068
AIRGAS INC                COM               009363102         4         22 SH   PUT   SOLE                     22
AIRGAS INC                COM               009363102        11       1123 SH   PUT   SOLE                     1123
AIRVANA INC               COM               00950V101     11766    1535997 SH         SOLE                     1535997
ALLEGHENY ENERGY INC      COM               017361106     14021     609610 SH         SOLE                     609610
ALLIED CAP CORP NEW       COM               01903Q108     11476    2284719 SH         SOLE                     2284719
ALLIED DEFENSE GROUP      COM               019118108      4095     568004 SH         SOLE                     568004
AMICAS INC                COM               001712108     13812    2294306 SH         SOLE                     2294306
BJ SVCS CO                COM               055482103     53240    2487834 SH         SOLE                     2487834
BELL MIRCOPRODUCT INC     COM               078137106      6820     977075 SH         SOLE                     977075
BOWNE & CO INC            COM               103043105     16316    1462027 SH         SOLE                     1462027
BRINKS HOME SEC HLDGS INC COM               109699108     47511    1116588 SH         SOLE                     1116588
BRONCO DRILLING CO INC    COM               112211107       117      24942 SH         SOLE                     24942
BWAY HOLDING COMPANY      COM               12429T104      2629     130787 SH         SOLE                     130787
CEDAR FAIR LP             DEPOSITARY UNIT   150185106        29        686 SH   CALL  SOLE                     686
CELLDEX THERAPEUTICS
  INC NEW                 COM               15117B103       816     132907 SH         SOLE                     132907
CELLDEX THERAPEUTICS
  INC NEW                 COM               15117B103        33        397 SH   CALL  SOLE                     397
CELLDEX THERAPEUTICS
  INC NEW                 COM               15117B103        23        758 SH   CALL  SOLE                     758
CF INDS HLDGS INC         COM               125269100      5481      60108 SH         SOLE                     60108
CKE RESTAURANTS INC       COM               12561E105      8173     738346 SH         SOLE                     738346
CNX GAS CORP              COM               12618H309     31897     838279 SH         SOLE                     838279
CHORDIANT SOFTWARE INC    COM NEW           170404305     12892    2542833 SH         SOLE                     2542833
COCA COLA ENTERPRISES INC COM               191219104     27100     979748 SH         SOLE                     979748
COCA COLA ENTERPRISES INC COM               191219104       118        353 SH   CALL  SOLE                     353
COCA COLA ENTERPRISES INC COM               191219104        95       1267 SH   PUT   SOLE                     1267
COMBIMATRIX CORPORATION   *W EXP 99/99/999  20009T113        97     112618 SH         SOLE                     112618
COMSYS IT PARTNERS INC    COM               20581E104     27160    1553723 SH         SOLE                     1553723
CONSOL ENERGY INC         COM               20854P109      5319     124683 SH         SOLE                     124683
CONSOL ENERGY INC         COM               20854P109        24        748 SH   PUT   SOLE                     748
DIEDRICH COFFEE INC       COM NEW           253675201     12934     371660 SH         SOLE                     371660
EQUINIX INC               COM NEW           29444U502         7        188 SH   PUT   SOLE                     188
FACET BIOTECH CORP        SHS               30303Q103     35161    1302746 SH         SOLE                     1302746
GENERAL GROWTH PPTYS INC  COM               370021107       698      43350 SH         SOLE                     43350
HOLOGIC INC               COM               436440101       555      29930 SH         SOLE                     29930
ICO INC NEW               COM               449293109     12879    1593956 SH         SOLE                     1593956
IOWA TELECOMM SERVICES
  INC                     COM               462594201     24986    1496158 SH         SOLE                     1496158
JONES SODA CO             COM               48023P106       711    1096775 SH         SOLE                     1096775
K TRON INTL INC           COM               482730108     28550     190368 SH         SOLE                     190368
LODGIAN INC               COM PAR $.01      54021P403      1754     701790 SH         SOLE                     701790
METROPCS COMMUNICATIONS
  INC                     COM               591708102       731     103225 SH         SOLE                     103225
MILLIPORE CORP            COM               601073109     31822     301347 SH         SOLE                     301347
MILLIPORE CORP            COM               601073109         7        249 SH   PUT   SOLE                     249
NOVELL INC                COM               670006105       351      58516 SH         SOLE                     58516
OSI PHARMACEUTICALS INC   COM               671040103     19337     324726 SH         SOLE                     324726
OSI PHARMACEUTICALS INC   COM               671040103         2        170 SH   PUT   SOLE                     170
OSI PHARMACEUTICALS INC   COM               671040103         3        170 SH   PUT   SOLE                     170
OSI PHARMACEUTICALS INC   COM               671040103       267       1811 SH   PUT   SOLE                     1811
OSI PHARMACEUTICALS INC   COM               671040103        34        499 SH   PUT   SOLE                     499
OSI PHARMACEUTICALS INC   COM               671040103       144        713 SH   PUT   SOLE                     713
OIL SVC HOLDRS TR         DEPOSITRY RCPT    678002106         3         50 SH   PUT   SOLE                     50
OIL SVC HOLDRS TR         DEPOSITRY RCPT    678002106        75        449 SH   PUT   SOLE                     449
OIL SVC HOLDRS TR         DEPOSITRY RCPT    678002106        82        199 SH   PUT   SOLE                     199
PECO II INC               COM NEW           705221208      1473     253527 SH         SOLE                     253527
PLATO LEARNING INC        COM               72764Y100      2943     529382 SH         SOLE                     529382
PORTEC RAIL PRODUCTS INC  COM               736212101      4978     428429 SH         SOLE                     428429
RCN CORP                  COM NEW           749361200     11921     790520 SH         SOLE                     790520
RISKMETRICS GROUP INC     COM               767735103     61610    2724913 SH         SOLE                     2724913
SAUER- DANFOSS INC        COM               804137107      2444     184064 SH         SOLE                     184064
SILICON STORAGE
  TECHNOLOGY I            COM               827057100      5111    1681160 SH         SOLE                     1681160
SKILLSOFT PLC             SPONSORED ADR     830928107     47408    4593793 SH         SOLE                     4593793
SMITH INTL INC            COM               832110100     59084    1379830 SH         SOLE                     1379830
SOUTHWEST WTR CO          COM               845331107      8197     785113 SH         SOLE                     785113
SPORT SUPPLY GROUP INC
  DEL                     COM               84916A104      1369     101874 SH         SOLE                     101874
STANLEY BLACK &DECKER INC COM               854502101       565       9841 SH         SOLE                     9841
SWITCH & DATA FACILITIES
  COM                     COM               871043105     18251    1027636 SH         SOLE                     1027636
3COM CORP                 COM               885535104     19815    2576684 SH         SOLE                     2576684
3COM CORP                 COM               885535104         7       1422 SH   PUT   SOLE                     1422
3COM CORP                 COM               885535104        13       2694 SH   PUT   SOLE                     2694
3COM CORP                 COM               885535104        17       1336 SH   PUT   SOLE                     1336
3COM CORP                 COM               885535104       121      24113 SH   PUT   SOLE                     24113
TECHWELL INC              COM               87874D101     20743    1109252 SH         SOLE                     1109252
TERRA INDS INC            COM               880915103     65653    1434722 SH         SOLE                     1434722
VARIAN INC                COM               922206107     34876     673542 SH         SOLE                     673542
WASTE SERVICES INC DEL    COM NEW           941075202     12483    1262193 SH         SOLE                     1262193
WHITE ELECTR DESIGNS CORP COM               963801105      3980     568415 SH         SOLE                     568415
WILLIAMS PIPELINE
  PARTNERS L              COM UNIT LP IN    96950K103     18265     603789 SH         SOLE                     603789
XTO ENERGY INC            COM               98385X106     55419    1174638 SH         SOLE                     1174638
ZENITH NATL INS CORP      COM               989390109     39873    1040515 SH         SOLE                     1040515
ZYGO CORP                 COM               989855101      4817     521888 SH         SOLE                     521888